Discontinued Operations and Assets and Liabilities Held for Sale - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	£ 0	£ 0
Cash flows from (used in) operating activities, discontinued operations	£ 0	£ 3,612	£ 1,815